Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Interest Income
Interest and fee income on loans	$ 7,944	$ 8,209
Interest expense:
Interest related to secured borrowings	1,973	2,973
Interest related to unsecured borrowings	3,147	3,153
Interest expense	5,120	6,126
Net interest income	2,824	2,083
Less: Loan loss provision	588	1,805
Net interest income after loan loss provision	2,236	278
Non-Interest Income
Gain on sale of foreclosed assets	166	160
Gain on foreclosure of assets	67	52
Gain on the extinguishment of debt	371	361
Impairment gains on foreclosed assets		91
Total non-interest income	604	664
Income	2,840	942
Non-Interest Expense
Selling, general and administrative	1,873	2,185
Depreciation and amortization	53	85
Loss on the sale of foreclosed assets	92	102
Loss on foreclosure	47	54
Impairment loss on foreclosed assets	10	445
Total non-interest expense	2,075	2,871
Net income (loss)	765	(1,929)
Earned distribution to preferred equity holders	701	525
Net income (loss) attributable to common equity holders	$ 64	$ (2,454)